Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2019	2020	2021	2022	2023	2024 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$72,588	$66,581	$6,007	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(8,926)	(8,926)	-	-	-	-	-
Vessel upgrades (3)	(140,974)	(136,689)	(4,285)	-	-	-	-
Bareboat commitments charter hire (4)	(142,771)	(10,223)	(12,083)	(11,912)	(11,742)	(11,563)	(85,248)
Office rent (5)	(1,647)	(398)	(323)	(318)	(290)	(245)	(73)
Payments for E.R. Vessel acquisition (6)	(27,653)	(27,653)
Total	$(249,383)	$(117,308)	$(10,684)	$(12,230)	$(12,032)	$(11,808)	$(85,321)